Note 18 - Agreement and Plan of Merger	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Business Combination Disclosure [Text Block]
NOTE 18. AGREEMENT AND PLAN OF MERGER

Merger Agreement; Tender Offer

On April 27, 2016, the Company, Fortress Biotech, Inc. (“Fortress”), and FBIO Acquisition, Inc., a Delaware corporation and wholly owned subsidiary of Fortress (“FBIO Acquisition”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) providing for the acquisition of the Company by FBIO Acquisition.

As per the Merger Agreement, Fortress caused FBIO Acquisition to commence a tender offer (the “Offer”) for all of the issued and outstanding shares of the Company’s common stock, par value $0.02 per share (the “Shares”), at a purchase price of $3.25 per Share in cash, net to the seller in cash but subject to any required withholding of taxes.

The Company’s board of directors approved the Merger Agreement and remained neutral and made no recommendation to the Company stockholders as to whether to accept the Offer and tender their Shares pursuant to the Offer.

Pursuant to and subject to the terms and conditions of the Merger Agreement, if following the completion of the Offer there shall have been, validly tendered and not withdrawn in accordance with the terms of the Offer, a number of Shares that, together with the Shares then owned by Fortress and its controlled affiliates, represented at least 80% of all then-outstanding Shares (the “Merger Condition”), FBIO Acquisition would have merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Fortress (the “Merger”).

On September 12, 2016, FBIO Acquisition completed the Offer, which expired at 12:00 midnight, New York City time, on Friday, September 9, 2016. Computershare Trust Company, N.A., the depositary for the Offer, advised Fortress and FBIO Acquisition that, as of the expiration time of the Offer, a total of 7,037,482 Shares were validly tendered and not withdrawn (including Shares delivered through notices of guaranteed delivery), representing approximately 56.6% of our issued and outstanding Shares and approximately 51.4% of our issued and outstanding Shares on a fully-diluted basis (in each case, without giving effect to the issuance or exercise of the Warrants). As a result, the Merger Condition was not satisfied. On September 12, 2016, FBIO Acquisition accepted for payment all Shares that were validly tendered and not withdrawn prior to the expiration time of the Offer and delivered payment for such Shares. The aggregate consideration paid by FBIO Acquisition in the Offer was approximately $22,872,000, without giving effect to related transaction fees and expenses. Fortress funded the payment with cash on hand.

NOTE 4. BUSINESS COMBINATION

On October 15, 2013, the Company completed a merger with Gilman Ciocia, Inc., a Delaware corporation (“Gilman”) pursuant to the terms and conditions of the Agreement and Plan of Merger (the “Merger Agreement”), dated as of June 20, 2013, by and among the Company, National Acquisition Corp., a Delaware corporation and the Company’s wholly-owned subsidiary (“Merger Sub”), and Gilman. Pursuant to the Merger Agreement, Merger Sub was merged with and into Gilman, with Gilman surviving the merger and becoming a wholly-owned subsidiary of the Company. Gilman provides federal, state and local tax preparation services to individuals predominantly in upper and middle income tax brackets and accounting services to small and middle size companies. In addition, through wholly owned subsidiaries, Gilman is engaged in broker-dealer, investment advisory, insurance product sales and mortgage brokerage activities.

Pursuant to the Merger Agreement, the Company issued to Gilman’s stockholders 2,266,669 shares of its common stock valued at $8,840,000 determined based on the closing market price of the Company’s common stock on the acquisition date, and became the owner of 100% of the outstanding shares of Gilman’s common stock. Additionally, the Company financed repayment of $5,400,000 of Gilman’s liabilities through a capital contribution to Gilman. In August 2013, the Company issued 1,058,333 shares of its common stock pursuant to a private placement which generated net proceeds of $3,016,000 to partially finance the cash consideration of $5,400,000.

The purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values as follows:

Assets
Current assets	$4,833,000
Fixed assets	482,000
Other assets	272,000
Intangible assets	8,350,000
Goodwill	6,531,000
Total Assets	20,468,000

Liabilities
Current liabilities	6,000,000
Long-term liabilities	5,628,000
Total Liabilities	11,628,000
Total Purchase Consideration	$8,840,000

The goodwill recognized, none of which is deductible for income tax purposes, is attributable to the assembled workforce of Gilman and to expected synergies and other benefits that the Company believes will result from combining its operations with Gilman’s. The intangible assets recognized are primarily attributable to expected increased margins that the Company believes will result from Gilman’s existing customer relationships and increased margins from financial planning and tax preparation services that the Company will offer to its existing clients.

In February 2015, Gilman acquired certain assets of a tax preparation and accounting business that was deemed to be a business acquisition. The consideration for the transaction consisted of contingent consideration payable in cash having a fair value of $569,000, for which a liability (included in Accounts payable and other liabilities) was recognized based on the estimated acquisition date fair value of the potential earn-out. The earn-out is based on revenue, as defined in the acquisition agreement, during the 48-month period following the closing up to a maximum of $640,000. The liability was valued using an income-based approach using unobservable inputs (Level 3) and reflects the Company’s own assumptions. The liability will be revalued at each Balance Sheet date with changes therein recorded in earnings. During 2015, the estimated fair value of the liability was increased by $12,000, which was included in other administrative expenses, and reduced by payments of $47,000, resulting in a remaining balance $534,000 at September 30, 2015 which is included in accounts payable and other accrued expenses. The fair value of the acquired assets was allocated to customer relationships, which is being amortized over seven years. Results of operations of the acquired business are included in the accompanying consolidated statements of operations from the date of acquisition and were not material. In addition, based on materiality, pro forma results are not presented.

The following tables present the intangible assets acquired, their carrying amount as of September 30, 2015 and 2014 and their estimated useful lives:

	September 30, 2015
Intangible asset	Fair Value	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$1,292,000	$5,677,000	7	-	10
Non-compete	296,000	296,000	—		2
Brands	1,654,000	—	1,654,000		Indefinite
Total	$8,919,000	$1,588,000	$7,331,000

	September 30, 2014
Intangible asset	Fair Value	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,400,000	$613,000	$5,787,000	10
Non-compete	296,000	142,000	154,000	2
Brands	1,654,000	—	1,654,000	Indefinite
Total	$8,350,000	$755,000	$7,595,000

The estimated future amortization expense of the finite lived intangible assets for the next five fiscal years and thereafter is as follows:

Year ended September 30,
2016	$727,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,066,000
Total	5,677,000

There was no change in the carrying value of goodwill during the year ended September 30, 2015. Changes in the carrying value of goodwill during the year ended September 30, 2014 and the amount of goodwill by reportable segment is as follows:

	Brokerage and Advisory Services	Tax and Accounting Services	Total
Balance as of October 1, 2013	$—	$—	$—
Acquisition of Gilman in 2014	5,412,000	1,119,000	6,531,000
Balance as of September 30, 2014 and 2015	$5,412,000	$1,119,000	$6,531,000

Gilman’s results of operations are included in the accompanying consolidated financial statements from October 15, 2013, the date of acquisition. The following pro forma consolidated results of operations have been prepared as if the acquisition occurred at October 1, 2013:

(Unaudited) Year Ended September 30, 2014
Revenues	$185,896,000
Net Income attributable to common stockholders	$18,005,000
Basic earnings per share	$1.45
Diluted earnings per share	$1.44
Weighted number of shares outstanding - basic	12,395,798
Weighted number of shares outstanding - diluted	12,482,037

These pro forma amounts have been calculated after applying the Company’s accounting policies and adjusting the results to reflect, among other things, 1) additional amortization that would have been charged assuming the fair value adjustments to amortizable intangible assets had been applied, 2) additional compensation related to the grant of approximately 175,000 stock options to certain employees of Gilman, 3) the shares issued by the Company to acquire Gilman, and 4) the decrease in interest expense related to Gilman’s liabilities paid by the Company. These pro forma results of operations do not purport to be indicative of the results of operations that actually would have resulted had the acquisition occurred on the date indicated or that may result in the future.

Acquisition related costs incurred by the Company in 2014 amounted to $131,000 and was charged to professional fees.

The revenues of Gilman since the acquisition date included in the accompanying consolidated statement of operations for the year ended September 30, 2014, including amounts attributable to Prime and AFP whose operations were transferred to the Company’s subsidiaries (see Note 1), amounted to $36,562,000. The net income of Gilman since the acquisition date included in the accompanying consolidated statement of operations for the year ended September 30, 2014 amounted to $2,608,000, including a $1,809,000 income tax benefit attributable to the reversal of a valuation allowance offset against Gilman’s deferred tax asset recorded at date of acquisition. Such income excludes amounts attributable to the operations of Prime and AFP which are impracticable to determine because of the transfer of their operations to subsidiaries of the Company and the resultant inability to separate net income amounts attributable to those transferred entities.